INTANGIBLE ASSETS - Changes in Assets (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets
Balance at beginning of year	$ 65,626	$ 71,644	$ 71,644
Amortization and impairment charges	(530)	(2,900)	(6,018)	$ (16,235)	$ (7,035)
Balance at end of year	5,593		65,626	71,644
R&D assets
Reconciliation of changes in intangible assets
Balance at beginning of year	5,609	5,641	5,641
Balance at end of year			5,609	5,641
R&D assets | Cost
Reconciliation of changes in intangible assets
Balance at beginning of year	5,757	5,757	5,757	5,757
Balance at end of year			5,757	5,757	5,757
R&D assets | Accumulated amortization
Reconciliation of changes in intangible assets
Balance at beginning of year	(148)	(116)	(116)	(50)
Amortization charges			(32)	(66)
Balance at end of year			(148)	(116)	(50)
Commercialization assets
Reconciliation of changes in intangible assets
Balance at beginning of year	60,017	66,003	66,003
Balance at end of year			60,017	66,003
Commercialization assets | Cost
Reconciliation of changes in intangible assets
Balance at beginning of year	89,373	89,373	89,373	89,373
Balance at end of year			89,373	89,373	89,373
Commercialization assets | Accumulated impairments and amortization
Reconciliation of changes in intangible assets
Balance at beginning of year	$ (29,356)	$ (23,370)	(23,370)	(7,201)
Amortization and impairment charges			(5,986)	(16,169)
Balance at end of year			$ (29,356)	$ (23,370)	$ (7,201)